Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number of options	36,576	104,126	267,600	1,385,492
Options outstanding, Weighted average exercise price per share	$ 43.77	$ 46.81	$ 48.09	$ 36.95
Options exercisable at the end of the year, Number of options	23,700	61,220	190,300
Options exercisable at the end of the year, Weighted average exercise price	$ 46.93	$ 50.04	$ 50.04
$33.10 - $63.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, Lower limit	32.99
Exercise price, Upper limit	$ 50.74
Options outstanding, Weighted average remaining contractual life (years)	1 year 1 month 24 days